JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 40.2%
Fixed Income — 27.0%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,808	14,279
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,821	14,274
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,070	9,586
JPMorgan High Yield Fund Class R6 Shares (a)	3,561	26,033
JPMorgan Income Fund Class R6 Shares (a)	1,938	18,413
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	5,140	56,337
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	6,352	62,438

Total Fixed Income		201,360

U.S. Equity — 13.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,503	98,445

TOTAL INVESTMENT COMPANIES (Cost $267,264)		299,805

EXCHANGE-TRADED FUNDS — 30.0%
Alternative Assets — 2.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	151	14,533

Fixed Income — 10.8%
JPMorgan High Yield Research Enhanced ETF (a)	619	32,222
JPMorgan U.S. Aggregate Bond ETF (a)	891	48,341

Total Fixed Income		80,563

International Equity — 12.9%
iShares Core MSCI Emerging Markets ETF	386	23,828
JPMorgan BetaBuilders International Equity ETF (a)	1,243	73,155

Total International Equity		96,983

U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	168	14,776
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	147	9,463
JPMorgan U.S. Value Factor ETF (a)	210	7,475

Total U.S. Equity		31,714

TOTAL EXCHANGE-TRADED FUNDS (Cost $199,536)		223,793

	Principal Amount ($000)
CORPORATE BONDS — 9.0%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	400	432
Boeing Co. (The)
1.95%, 2/1/2024	35	36
1.43%, 2/4/2024	25	25
2.50%, 3/1/2025	85	88
2.75%, 2/1/2026	30	31
2.20%, 2/4/2026	15	15
2.70%, 2/1/2027	765	791
3.45%, 11/1/2028	63	67
L3Harris Technologies, Inc.
1.80%, 1/15/2031	71	69
Leidos, Inc.
2.30%, 2/15/2031	26	25
Lockheed Martin Corp.
2.80%, 6/15/2050	116	115
Northrop Grumman Corp.
5.15%, 5/1/2040	95	124
3.85%, 4/15/2045	179	203
Raytheon Technologies Corp.
2.25%, 7/1/2030	143	144
3.75%, 11/1/2046	78	87

		2,252

Automobiles — 0.3%
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (b)	186	187
General Motors Co.
6.80%, 10/1/2027	330	412
Hyundai Capital America
1.15%, 11/10/2022 (b)	363	366
2.65%, 2/10/2025 (b)	270	280
1.30%, 1/8/2026 (b)	40	39
2.38%, 10/15/2027 (b)	350	355
1.80%, 1/10/2028 (b)	60	59
Nissan Motor Acceptance Co. LLC
2.80%, 1/13/2022 (b)	166	167
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	400	439
Stellantis Finance US, Inc.
1.71%, 1/29/2027 (b)	200	199

		2,503

Banks — 2.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (b)(c)	200	199
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	600	645
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	400	448

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banco Santander SA (Spain)
1.85%, 3/25/2026	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	199
2.75%, 12/3/2030	400	398
Bank of America Corp.
4.00%, 1/22/2025	589	640
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	199	198
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	484	532
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	70	71
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	419	405
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	200	214
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	200	200
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	182	194
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	200	201
3.65%, 3/16/2025	400	429
4.34%, 1/10/2028	200	224
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	400	398
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	200	198
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	200	194
Citigroup, Inc.
3.88%, 3/26/2025	697	758
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	125	123
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	183	199
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	145	166
Commonwealth Bank of Australia (Australia)
3.31%, 3/11/2041 (b)	250	257
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	400	436
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	250	246
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200	199
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	745	745
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200	198
Intesa Sanpaolo SpA (Italy)
Series XR, 3.25%, 9/23/2024 (b)	200	211
KeyCorp
2.25%, 4/6/2027	141	146
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	200
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	322	359
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	200	212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	200	200
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	200	229
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200	199
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	245	246
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	620	624
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	200	202
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	199

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo & Co.
4.10%, 6/3/2026	185	206
4.30%, 7/22/2027	580	659
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	15	15

		14,055

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.75%, 7/15/2042	565	609
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	104	112
3.80%, 5/1/2050	98	110

		831

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	95	102
3.20%, 11/21/2029	251	270
4.05%, 11/21/2039	445	511
4.25%, 11/21/2049	75	89
Amgen, Inc.
3.15%, 2/21/2040	175	177
Biogen, Inc.
2.25%, 5/1/2030	85	85
3.15%, 5/1/2050	77	73
Gilead Sciences, Inc.
1.65%, 10/1/2030	167	160
2.60%, 10/1/2040	108	103
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	166	158

		1,728

Building Products — 0.0% (d)
Masco Corp.
2.00%, 10/1/2030	167	161

Capital Markets — 0.8%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	201	210
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	244
4.28%, 1/9/2028 (b)	500	556
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	450	457
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	303	303
4.25%, 10/21/2025	688	763
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	527	519
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	287	316
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	85	98
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	185	183
Morgan Stanley
5.00%, 11/24/2025	722	825
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	140	138
3.95%, 4/23/2027	195	217
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	105	127
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	40	42
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	250	243

		5,241

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	84	108
International Flavors & Fragrances, Inc.
3.47%, 12/1/2050 (b)	117	123
LYB International Finance III LLC
1.25%, 10/1/2025	52	52
3.38%, 5/1/2030	85	93
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	46	60

		436

Commercial Services & Supplies — 0.0% (d)
Republic Services, Inc.
1.75%, 2/15/2032	155	147

Construction & Engineering — 0.0% (d)
Quanta Services, Inc.
2.35%, 1/15/2032	135	132

Construction Materials — 0.0% (d)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	169	172

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	150	156
6.50%, 7/15/2025	150	174
4.63%, 10/15/2027	450	502
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	75	76
2.88%, 2/15/2025 (b)	78	80
5.50%, 1/15/2026 (b)	290	325
2.13%, 2/21/2026 (b)	60	59
4.25%, 4/15/2026 (b)	10	11
2.53%, 11/18/2027 (b)	383	377
Capital One Financial Corp.
3.80%, 1/31/2028	177	197
General Motors Financial Co., Inc.
1.25%, 1/8/2026	164	162
4.35%, 1/17/2027	40	45
2.70%, 6/10/2031	45	45
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	295	308
5.50%, 2/15/2024 (b)	22	24

		2,541

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	99	99

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	600	720
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	404	437
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	200	201
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	169	176
3.13%, 11/7/2049	86	89

		1,623

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	233	241
2.75%, 6/1/2031	302	310
3.50%, 6/1/2041	227	233
3.55%, 9/15/2055	105	104
Verizon Communications, Inc.
2.10%, 3/22/2028	150	152
3.15%, 3/22/2030	215	230
2.65%, 11/20/2040	79	74
3.85%, 11/1/2042	282	310

		1,654

Electric Utilities — 0.5%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	60	73
Duke Energy Corp.
3.40%, 6/15/2029	158	171
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	43	44
Edison International
5.75%, 6/15/2027	70	81
Emera US Finance LP (Canada)
4.75%, 6/15/2046	92	109
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	400	442
Entergy Arkansas LLC
2.65%, 6/15/2051	36	34
Entergy Louisiana LLC
4.00%, 3/15/2033	67	77
2.90%, 3/15/2051	20	20
Evergy, Inc.
2.90%, 9/15/2029	175	184
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	80	94
Fortis, Inc. (Canada)
3.06%, 10/4/2026	110	118
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	53	56
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	78	86
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	34	37
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	111	103
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	40	41
2.45%, 12/2/2027 (b)	165	167
OGE Energy Corp.
0.70%, 5/26/2023	55	55
Oklahoma Gas and Electric Co.
0.55%, 5/26/2023	65	65
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	194	194
1.37%, 3/10/2023	225	224
3.45%, 7/1/2025	75	78
2.95%, 3/1/2026	45	46
3.75%, 8/15/2042 (e)	41	37
4.30%, 3/15/2045	25	25
PacifiCorp
4.15%, 2/15/2050	53	63
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	76
Series C, 4.13%, 3/1/2048	54	59

		2,859

Electrical Equipment — 0.0% (d)
Eaton Corp.
4.15%, 11/2/2042	123	145

Energy Equipment & Services — 0.0% (d)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	115	126
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	115	126

		252

Entertainment — 0.0% (d)
Walt Disney Co. (The)
2.65%, 1/13/2031	152	159
3.50%, 5/13/2040	150	165

		324

Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	177	193
American Tower Corp.
1.50%, 1/31/2028	65	63
1.88%, 10/15/2030	421	405
3.10%, 6/15/2050	51	50
2.95%, 1/15/2051	33	31
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	71
2.50%, 8/16/2031	40	39
Corporate Office Properties LP
2.75%, 4/15/2031	113	114
Crown Castle International Corp.
3.10%, 11/15/2029	175	184
CubeSmart LP
2.00%, 2/15/2031	193	188

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Digital Realty Trust LP
3.70%, 8/15/2027	161	179
Equinix, Inc.
2.90%, 11/18/2026	122	129
Federal Realty Investment Trust
1.25%, 2/15/2026	90	89
Healthcare Trust of America Holdings LP
3.75%, 7/1/2027	31	34
2.00%, 3/15/2031	166	159
Healthpeak Properties, Inc.
2.88%, 1/15/2031	175	182
Life Storage LP
2.40%, 10/15/2031	110	109
Mid-America Apartments LP
3.60%, 6/1/2027	135	149
Office Properties Income Trust
2.40%, 2/1/2027	140	138
Realty Income Corp.
1.80%, 3/15/2033	115	109
Sabra Health Care LP
3.20%, 12/1/2031	80	78
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	272	295
UDR, Inc.
2.10%, 8/1/2032	167	160
1.90%, 3/15/2033	40	37
WP Carey, Inc.
4.25%, 10/1/2026	45	50
2.40%, 2/1/2031	71	71
2.25%, 4/1/2033	370	354

		3,660

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	260	260
1.30%, 2/10/2028 (b)	48	46
2.50%, 2/10/2041 (b)	50	46
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	175	183
3.44%, 5/13/2041 (b)	115	118
3.63%, 5/13/2051 (b)	125	129
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	39	42
Kroger Co. (The)
3.95%, 1/15/2050	99	112
Sysco Corp.
2.40%, 2/15/2030	234	238

		1,174

Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	145	147
Conagra Brands, Inc.
1.38%, 11/1/2027	237	231
Mondelez International, Inc.
1.88%, 10/15/2032	109	105
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	179	180
Tyson Foods, Inc.
3.55%, 6/2/2027	129	142

		805

Gas Utilities — 0.0% (d)
Atmos Energy Corp.
0.63%, 3/9/2023	40	40
2.85%, 2/15/2052	85	81
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	174	167

		288

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
4.67%, 6/6/2047	30	37
3.79%, 5/20/2050	98	110
Boston Scientific Corp.
4.00%, 3/1/2029	54	61
4.55%, 3/1/2039	55	67
DH Europe Finance II SARL
3.25%, 11/15/2039	46	49
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	177	194

		518

Health Care Providers & Services — 0.2%
Anthem, Inc.
2.25%, 5/15/2030	168	169
Banner Health
1.90%, 1/1/2031	100	99
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	65	68
CommonSpirit Health
1.55%, 10/1/2025	30	30
2.78%, 10/1/2030	65	67
3.91%, 10/1/2050	25	27
CVS Health Corp.
4.88%, 7/20/2035	70	85
HCA, Inc.
5.25%, 6/15/2026	378	433
3.50%, 7/15/2051	110	109
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	70	77
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	15	16
MultiCare Health System
2.80%, 8/15/2050	46	46
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	55	57
Piedmont Healthcare, Inc.
2.86%, 1/1/2052	85	83
Quest Diagnostics, Inc.
2.80%, 6/30/2031	137	143
Universal Health Services, Inc.
2.65%, 1/15/2032 (b)	85	84
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	160	162

		1,755

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hotels, Restaurants & Leisure — 0.0% (d)
Starbucks Corp.
3.35%, 3/12/2050	86	89

Household Durables — 0.0% (d)
Lennar Corp.
4.50%, 4/30/2024	35	38
5.00%, 6/15/2027	194	225

		263

Household Products — 0.0% (d)
Kimberly-Clark Corp.
3.70%, 6/1/2043	122	137

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	370	377
Exelon Generation Co. LLC
3.25%, 6/1/2025	345	368
Southern Power Co.
5.15%, 9/15/2041	115	141

		886

Industrial Conglomerates — 0.0% (d)
General Electric Co.
3.45%, 5/1/2027	175	192
Roper Technologies, Inc.
1.75%, 2/15/2031	167	159

		351

Insurance — 0.3%
American International Group, Inc.
3.40%, 6/30/2030	121	132
4.38%, 6/30/2050	95	117
Athene Global Funding
0.95%, 1/8/2024 (b)	270	272
2.75%, 6/25/2024 (b)	134	141
1.45%, 1/8/2026 (b)	205	205
Brown & Brown, Inc.
2.38%, 3/15/2031	168	167
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	136	139
F&G Global Funding
1.75%, 6/30/2026 (b)	70	70
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	220	211
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	178	199
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	75	75
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	169	178

		1,906

IT Services — 0.0% (d)
CGI, Inc. (Canada)
2.30%, 9/14/2031 (b)	138	135
Global Payments, Inc.
3.20%, 8/15/2029	53	56
International Business Machines Corp.
4.00%, 6/20/2042	87	100

		291

Leisure Products — 0.0% (d)
Hasbro, Inc.
3.90%, 11/19/2029	118	130

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	130	127

Machinery — 0.0% (d)
Otis Worldwide Corp.
3.11%, 2/15/2040	115	118

Media — 0.2%
Charter Communications Operating LLC
2.25%, 1/15/2029 (f)	50	50
2.80%, 4/1/2031	304	306
3.50%, 6/1/2041	50	49
3.50%, 3/1/2042 (f)	30	29
3.70%, 4/1/2051	174	169
Comcast Corp.
1.50%, 2/15/2031	400	380
3.25%, 11/1/2039	149	157
2.80%, 1/15/2051	104	98
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	90	86
2.95%, 10/1/2050 (b)	80	75
Discovery Communications LLC
3.63%, 5/15/2030	150	163
ViacomCBS, Inc.
4.00%, 1/15/2026	84	93
4.38%, 3/15/2043	97	111
5.85%, 9/1/2043	50	68

		1,834

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	200	213
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	158	155
Steel Dynamics, Inc.
1.65%, 10/15/2027	122	121
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	140	145

		634

Multiline Retail — 0.1%
Dollar General Corp.
4.13%, 4/3/2050	94	110
Kohl’s Corp.
3.38%, 5/1/2031	146	150
Nordstrom, Inc.
4.25%, 8/1/2031	142	144

		404

Multi-Utilities — 0.0% (d)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	78	75
Consumers Energy Co.
3.25%, 8/15/2046	34	36

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WEC Energy Group, Inc.
1.38%, 10/15/2027	84	82

		193

Oil, Gas & Consumable Fuels — 0.8%
Boardwalk Pipelines LP
4.45%, 7/15/2027	85	96
BP Capital Markets America, Inc.
3.63%, 4/6/2030	275	307
2.77%, 11/10/2050	77	71
Chevron Corp.
2.98%, 5/11/2040	175	181
Chevron USA, Inc.
3.25%, 10/15/2029	115	126
Cimarex Energy Co.
3.90%, 5/15/2027	65	71
ConocoPhillips
3.75%, 10/1/2027 (b)	90	101
Diamondback Energy, Inc.
0.90%, 3/24/2023	242	242
3.25%, 12/1/2026	158	169
Enable Midstream Partners LP
3.90%, 5/15/2024 (e)	360	381
4.40%, 3/15/2027	175	194
5.00%, 5/15/2044 (e)	210	230
Energy Transfer LP
3.90%, 7/15/2026	264	288
Enterprise Products Operating LLC
4.45%, 2/15/2043	137	158
Exxon Mobil Corp.
3.00%, 8/16/2039	265	274
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	75	76
4.32%, 12/30/2039 (b)	55	57
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	245	251
3.45%, 10/15/2027 (b)	130	137
HollyFrontier Corp.
2.63%, 10/1/2023	92	95
5.88%, 4/1/2026	49	56
MPLX LP
2.65%, 8/15/2030	160	161
4.50%, 4/15/2038	86	96
NGPL PipeCo LLC
3.25%, 7/15/2031 (b)	80	82
ONEOK, Inc.
2.20%, 9/15/2025	95	97
Phillips 66 Partners LP
3.55%, 10/1/2026	85	92
Pioneer Natural Resources Co.
1.90%, 8/15/2030	112	107
Plains All American Pipeline LP
4.65%, 10/15/2025	235	260
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	178	202
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	155	160
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	175	178
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	178	202

		5,198

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	20	30
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	108	120
4.13%, 6/15/2039	90	108
2.35%, 11/13/2040	244	232
Merck & Co., Inc.
2.35%, 6/24/2040	133	127
Royalty Pharma plc
1.75%, 9/2/2027	33	33
3.30%, 9/2/2040	78	78
3.55%, 9/2/2050	45	44
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	600	608
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	80	88
Viatris, Inc.
3.85%, 6/22/2040 (b)	111	119
4.00%, 6/22/2050 (b)	63	67

		1,654

Professional Services — 0.0% (d)
IHS Markit Ltd.
4.25%, 5/1/2029	130	148

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	93	105
Kansas City Southern
4.70%, 5/1/2048	72	89
Norfolk Southern Corp.
3.05%, 5/15/2050	90	90
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	195	193
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	200	200
Union Pacific Corp.
3.55%, 8/15/2039	121	135

		812

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
2.80%, 10/1/2041	85	85
Broadcom, Inc.
1.95%, 2/15/2028 (b)	210	207
4.15%, 11/15/2030	501	555
3.19%, 11/15/2036 (b)	27	27
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	110	110
0.98%, 9/1/2024 (b)	140	140
NXP BV (China)
2.50%, 5/11/2031 (b)	130	131
3.25%, 5/11/2041 (b)	135	139

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Xilinx, Inc.
2.38%, 6/1/2030	80	82

		1,476

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	35	34
Oracle Corp.
2.30%, 3/25/2028	90	92
2.95%, 4/1/2030	222	233
3.80%, 11/15/2037	216	233
VMware, Inc.
1.40%, 8/15/2026	154	153
4.70%, 5/15/2030	143	169

		914

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	122	132
Lowe’s Cos., Inc.
1.70%, 9/15/2028	123	122
3.70%, 4/15/2046	178	195
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	178	199
Tractor Supply Co.
1.75%, 11/1/2030	169	162

		810

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	219	242
Dell International LLC
6.20%, 7/15/2030	370	474

		716

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	750	751

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	145	139
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	166
4.39%, 8/15/2037	50	54
3.73%, 9/25/2040	143	138

		497

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	175	186
2.88%, 1/15/2026	90	94
1.88%, 8/17/2026	245	244

		524

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	122	127
T-Mobile USA, Inc.
2.55%, 2/15/2031	381	382
3.00%, 2/15/2041	237	229

		738

TOTAL CORPORATE BONDS (Cost $67,616)		66,956

MORTGAGE-BACKED SECURITIES — 5.6%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	227	246
Pool # QB4026, 2.50%, 10/1/2050	744	778
Pool # QB4045, 2.50%, 10/1/2050	496	514
Pool # QB4484, 2.50%, 10/1/2050	270	282
Pool # QB4542, 2.50%, 10/1/2050	265	277
Pool # RA4224, 3.00%, 11/1/2050	125	132
Pool # QB8503, 2.50%, 2/1/2051	370	383
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	655	742
Pool # FM3118, 3.00%, 5/1/2050	228	244
Pool # BQ2894, 3.00%, 9/1/2050	415	437
Pool # BQ3996, 2.50%, 10/1/2050	312	325
Pool # BQ5243, 3.50%, 10/1/2050	147	155
Pool # CA7398, 3.50%, 10/1/2050	460	496
Pool # CA8637, 4.00%, 1/1/2051	903	998
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	212	251
Pool # BL8639, 1.09%, 4/1/2028	238	233
Pool # AM5319, 4.34%, 1/1/2029	194	222
Pool # BL5457, 2.57%, 7/1/2029	270	287
Pool # BS0448, 1.27%, 12/1/2029	455	445
Pool # BL9748, 1.60%, 12/1/2029	140	140
Pool # AN7593, 2.99%, 12/1/2029	130	142
Pool # AN8285, 3.11%, 3/1/2030	135	149

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM8544, 3.08%, 4/1/2030	61	67
Pool # BL9045, 1.58%, 7/1/2030	365	363
Pool # BL9251, 1.45%, 10/1/2030	360	353
Pool # BL9891, 1.37%, 12/1/2030	252	246
Pool # AN6149, 3.14%, 7/1/2032	405	450
Pool # BM3226, 3.44%, 10/1/2032 (g)	594	668
Pool # AN7923, 3.33%, 1/1/2033	250	282
Pool # AN9067, 3.51%, 5/1/2033	140	159
Pool # BL1012, 4.03%, 12/1/2033	130	156
Pool # BL0900, 4.08%, 2/1/2034	75	90
Pool # AN4430, 3.61%, 1/1/2037	227	255
Pool # BF0230, 5.50%, 1/1/2058	734	879
Pool # BF0497, 3.00%, 7/1/2060	340	362
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 10/25/2036 (f)	320	330
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (f)	2,115	2,181
TBA, 2.50%, 12/25/2051 (f)	4,410	4,527
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	419	455
Pool # BR3929, 3.50%, 10/20/2050	226	248
Pool # BW1726, 3.50%, 10/20/2050	328	356
Pool # BS8546, 2.50%, 12/20/2050	842	882
Pool # BR3928, 3.00%, 12/20/2050	404	441
Pool # BU7538, 3.00%, 12/20/2050	335	366
Pool # 785294, 3.50%, 1/20/2051	826	909
Pool # CA8452, 3.00%, 2/20/2051	973	1,043
Pool # CB1543, 3.00%, 2/20/2051	678	722
Pool # CA3588, 3.50%, 2/20/2051	641	693
Pool # CB1536, 3.50%, 2/20/2051	758	825
Pool # CB1542, 3.00%, 3/20/2051	530	564
Pool # CB4433, 3.00%, 3/20/2051	878	918
Pool # CC0070, 3.00%, 3/20/2051	117	125
Pool # CC8726, 3.00%, 3/20/2051	149	161
Pool # CC8738, 3.00%, 3/20/2051	178	192
Pool # CC8723, 3.50%, 3/20/2051	867	943
Pool # CC0088, 4.00%, 3/20/2051	145	156
Pool # CC0092, 4.00%, 3/20/2051	167	181
Pool # CC8727, 3.00%, 4/20/2051	263	280
Pool # CC8739, 3.00%, 4/20/2051	615	660
Pool # CC8740, 3.00%, 4/20/2051	550	588
Pool # CC8751, 3.00%, 4/20/2051	124	132
Pool # CA3563, 3.50%, 7/20/2051	418	457
Pool # CE2586, 3.50%, 7/20/2051	628	684
Pool # MA7534, 2.50%, 8/20/2051	8,355	8,624
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070 (g)	447	468

TOTAL MORTGAGE-BACKED SECURITIES (Cost $41,641)		41,319

ASSET-BACKED SECURITIES — 4.7%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	298	299
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	340	340
ACC Trust
Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	280	280
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	230	230
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	285	286
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (e)	442	441
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	315	317

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	285	287
Series 2016-3, Class AA, 3.00%, 10/15/2028	378	376
Series 2019-1, Class AA, 3.15%, 2/15/2032	184	186
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	252	252
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	130	130
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	285	288
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	255	255
Series 2020-3, Class C, 1.06%, 8/18/2026	120	121
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	335	333
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	100	105
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	101	101
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	61	62
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	100	102
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	348	350
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	469	471
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	159	158
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	110	111
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	75	78
Series 2020-P1, Class C, 1.32%, 11/9/2026	200	199
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	223	225
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (g)	138	138
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	109	109
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	135	135
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	270	270
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	570	575
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	260	268
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	560	562
Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	475	475
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	118	118
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	5	5
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	115	115
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (b)	195	195
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	205	205
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	82	82
Drive Auto Receivables Trust
Series 2020-1, Class D, 2.70%, 5/17/2027	150	154
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	160	160
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	190	191
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	175	175
Series 2021-1A, Class B, 0.50%, 2/18/2025	445	445
Series 2021-2A, Class C, 0.98%, 6/15/2026	305	306
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	125	125
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡ (b) (g)	310	310
First Investors Auto Owner Trust
Series 2017-2A, Class C, 3.00%, 8/15/2023 (b)	1	1
Series 2018-1A, Class C, 3.69%, 6/17/2024 (b)	7	7
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	165	165

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Flagship Credit Auto Trust
Series 2018-1, Class D, 3.86%, 4/15/2024 (b)	100	103
Series 2021-2, Class A, 0.37%, 12/15/2026 (b)	665	664
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	205	205
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	210	212
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	83	83
Series 2021-2, Class A, 0.68%, 6/19/2028 (b)	154	154
Series 2021-2, Class B, 1.03%, 6/19/2028 ‡ (b)	330	331
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	231	232
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	130	130
Lakeview CDO LLC
1.83%, 11/10/2032 ‡ (g)	77	77
2.33%, 11/10/2032 ‡ (g)	165	165
Lendingpoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	437	441
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	704	704
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	100	100
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	610	610
Series 2021-B, Class B, 1.68%, 2/15/2029 (b)	215	215
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	237	237
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	365	372
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	425	428
Marlette Funding Trust
Series 2021-1A, Class A, 0.60%, 6/16/2031 (b)	147	147
Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	333	334
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	455	456
Mission Lane Credit Card Master Trust
Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	365	365
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	260	259
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	358	362
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	247	248
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	624	627
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	191	193
Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	318	318
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	120	127
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	83	83
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	247	248
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	830	830
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	67	68
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	625	627
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	675	675
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	290	290
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	265	267
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (e)	244	244
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	700	700
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	180	179
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	130	129
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 ‡ (b)	889	887
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	390	390
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	210	216

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	220	219
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	170	171
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	654	654
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	190	190
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	270	270
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	85	85
Series 2019-2, Class B, 3.50%, 5/1/2028	175	172
Series 2016-2, Class A, 3.10%, 10/7/2028	87	87
Series 2018-1, Class A, 3.70%, 3/1/2030	223	225
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	116	117
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	287	288
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	109	110
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	195	195
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (e)	220	220
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	239	240
Veros Auto Receivables Trust
Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	224	224
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	216	216
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	868	871
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	743	743
VOLT XCIX LLC
Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	466	466
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	369	369
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	561	561
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	666	667
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	100	101
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	140	142
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	625	627

TOTAL ASSET-BACKED SECURITIES (Cost $34,548)		34,636

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	1,761	1,522
1.13%, 8/15/2040	2,940	2,530
1.88%, 2/15/2041	520	509
2.25%, 5/15/2041	134	139
2.25%, 8/15/2046	455	470
1.38%, 8/15/2050	5,575	4,705
1.63%, 11/15/2050	1,505	1,352
1.88%, 2/15/2051	340	324
U.S. Treasury Notes
1.38%, 1/31/2022 (h)	1,679	1,687
1.75%, 7/31/2024	2,640	2,735
0.25%, 8/31/2025	6,454	6,321
0.50%, 8/31/2027	4,527	4,357
1.25%, 4/30/2028	2,045	2,044
0.63%, 8/15/2030	758	705
0.88%, 11/15/2030	1,250	1,186
1.13%, 2/15/2031	520	504
1.63%, 5/15/2031	200	202
U.S. Treasury STRIPS Bonds
1.01%, 8/15/2026 (i)	1,015	964
1.13%, 5/15/2027 (i)	1,035	967

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,168)		33,223

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Bayview Finance LLC
0.00%, 7/12/2033 ‡	449	449
Bayview Financing Trust
Series 2021-2F, Class M1, 1.60%, 12/31/2049 ‡ (b) (g)	33	33

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	523	523
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (g)	512	512
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (g)	502	503
FNMA Trust, Whole Loan
Series 2002-W8, Class A1, 6.50%, 6/25/2042	182	207
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	78	89
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	149	160
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,029	1,091
FNMA, REMIC Trust, Whole Loan
Series 2002-W3, Class A4, 6.50%, 11/25/2041	368	421
GNMA
Series 2015-H11, Class FC, 0.64%, 5/20/2065 (g)	221	222
Series 2021-H14, Class YD, 8.72%, 6/20/2071 (g)	365	493
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	209	210
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (g)	150	150
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (e)	224	225
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (g)	394	395
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	257	273
Series 2019-2, Class M55D, 4.00%, 8/25/2058	325	354
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	573	607
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (e)	130	131
Towd Point Mortgage Trust
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	779	794
ZH Trust
Series 2021-1, Class A, 2.25%, 2/18/2027 (b)	130	130
Series 2021-2, Class A, 2.35%, 10/17/2027 (b)	415	415

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,330)		8,387

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (g)	280	280
Series 2021-FL4, Class AS, 1.19%, 12/18/2037 (b) (g)	230	229
BPR Trust
Series 2021-KEN, Class A, 1.33%, 2/15/2029 (b) (g)	200	200
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (g)	350	351
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	327	360
Series K-1510, Class A2, 3.72%, 1/25/2031	115	133
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	122	121
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (g)	623	83
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (g)	15	16
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (g)	165	180
Series 2017-K728, Class C, 3.76%, 11/25/2050 (b) (g)	75	79
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.88%, 12/15/2037 ‡ (b) (g)	235	235
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	360	372

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,653)		2,639

FOREIGN GOVERNMENT SECURITIES — 0.1%
Republic of Chile (Chile)
2.55%, 1/27/2032	200	198

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Republic of Colombia (Colombia)
4.00%, 2/26/2024	200	209
Republic of Panama (Panama)
3.16%, 1/23/2030	200	206
Republic of Peru (Peru)
2.78%, 12/1/2060	49	41
United Mexican States (Mexico)
2.66%, 5/24/2031	400	387

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,089)		1,041

	Shares (000)
SHORT-TERM INVESTMENTS — 5.6%
INVESTMENT COMPANIES — 5.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (j) (Cost $41,738)	41,738	41,738

Total Investments — 101.2% (Cost $698,583)		753,537
Liabilities in Excess of Other Assets — (1.2)%		(9,058)

Net Assets — 100.0%		744,479

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	The rate shown is the effective yield as of September 30, 2021.
(j)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	82	12/2021	EUR	3,822	(128)
FTSE 100 Index	20	12/2021	GBP	1,898	–(a )
S&P 500 E-Mini Index	32	12/2021	USD	6,884	(234)
U.S. Treasury 10 Year Note	171	12/2021	USD	22,524	(209)

					(571)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartRetirement® Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$29,908	$4,728	$34,636
Collateralized Mortgage Obligations	—	7,298	1,089	8,387
Commercial Mortgage-Backed Securities	—	2,404	235	2,639
Corporate Bonds	—	66,956	—	66,956
Exchange-Traded Funds	223,793	—	—	223,793
Foreign Government Securities	—	1,041	—	1,041
Investment Companies	299,805	—	—	299,805
Mortgage-Backed Securities	—	41,319	—	41,319
U.S. Treasury Obligations	—	33,223	—	33,223
Short-Term Investments
Investment Companies	41,738	—	—	41,738

Total Investments in Securities	$565,336	$182,149	$6,052	$753,537

Appreciation in Other Financial Instruments
Futures Contracts	$— (a)	$—	$—	$— (a)
Depreciation in Other Financial Instruments
Futures Contracts	(571)	—	—	(571)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(571)	$—	$—	$(571)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level [3]	Transfers out of Level [3]	Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$5,140	$—	$(7)	$—	(a)	$100	$(584)	$497	$(418)	$4,728
Collateralized Mortgage Obligations	879	—	(1)	—	(a)	455	(244)	—	—	1,089
Commercial Mortgage-Backed Securities	235	—	— (a)	—		—	—	—	—	235

Total	$6,254	$—	$(8)	$—	(a)	$555	$(828)	$497	$(418)	$6,052

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(6).

There were no significant transfers into or out of level 3 for the period ended September 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,487	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (13.82%)

			Yield (Discount Rate of Cash Flows)	0.84% - 2.82% (1.93%)
Asset-Backed Securities	4,487

	607	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)

			Yield (Discount Rate of Cash Flows)	1.49% (1.49%)
Collateralized Mortgage Obligations	607

	235	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.62% (1.62%)

Commercial Mortgage-Backed Securities	235

Total	$5,329

# The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30, 2021, the value of these investments was $723. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$73,407	$2,986	$2,162	$13	$(1,089)	$73,155	1,243	$400	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	14,482	—	—	—	51	14,533	151	100	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	15,151	—	—	—	(375)	14,776	168	34	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	11,146	—	1,162	54	(575)	9,463	147	27	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,405	162	—	—	(288)	14,279	1,808	162	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	14,374	261	—	—	(361)	14,274	1,821	262	—
JPMorgan Equity Index Fund Class R6 Shares (a)	70,709	28,365	—	—	(629)	98,445	1,503	306	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	9,500	86	—	—	— (b)	9,586	1,070	86	—
JPMorgan High Yield Fund Class R6 Shares (a)	27,273	332	1,498	40	(114)	26,033	3,561	333	—
JPMorgan High Yield Research Enhanced ETF (a)	32,371	—	—	—	(149)	32,222	619	340	—
JPMorgan Income Fund Class R6 Shares (a)	19,471	191	1,126	(15)	(108)	18,413	1,938	190	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	57,050	1,586	2,770	20	451	56,337	5,140	419	—
JPMorgan Managed Income Fund Class L Shares (a)	1,866	—	1,866	(1)	1	—	—	1	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	62,313	252	—	—	(127)	62,438	6,352	251	—
JPMorgan U.S. Aggregate Bond ETF (a)	46,037	2,489	—	—	(185)	48,341	891	158	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c)	39,755	56,126	54,143	—	—	41,738	41,738	3	—
JPMorgan U.S. Value Factor ETF (a)	38,593	—	31,190	882	(810)	7,475	210	117	—

Total	$547,903	$92,836	$95,917	$993	$(4,307)	$541,508		$3,189	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.